Goodwill and Other Intangible Asset - Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill - gross carrying amount	$ 390,655	$ 336,872
Accumulated impairment losses	0	0
Goodwill - net carrying amount	$ 390,655	$ 336,872	$ 224,303